Document And Entity Information	Apr. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Entity Registrant Name	Telesis Bio Inc.
Entity Central Index Key	0001850079
Entity Emerging Growth Company	true
Entity File Number	001-40497
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-1216839
Entity Address, Address Line One	10431 Wateridge Circle
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	228-4115
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TBIO
Security Exchange Name	NASDAQ